Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (76,124,557)	$ (6,109,608)	$ (230,392)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	130,455	39,482	5,060
Amortization of operating lease right-of-use assets and interest of lease liabilities	840,520	290,277	44,544
Provision for (reversal of) allowance for current expected credit losses	170	4,551	(4,188)
Realized gains from disposal of investments in equity securities	(1,131,921)
Unrealized gains from fair value changes of investments in equity securities	(76,051)
Losses from fair value changes of contingent consideration payable	29,324,471
(Loss) gain on disposal of property and equipment	14,254	(22,465)
Loss on disposal of a subsidiary	6,688
Share of results of equity method investees	60,015
Gain on termination of lease	(15,392)
Share-based compensation	31,426,378	3,111,726
Dividend income	(13,088)
Deferred tax expense (benefit)	1,589	(26,850)	737
Changes in operating assets and liabilities:
Accounts receivable	(430,258)	172,491	386,829
Contract assets	(609,324)	213,942	(220,120)
Contract costs	20,431	(10,620)	(16,447)
Prepayments, deposits and other receivables	(3,194,586)	(743,413)	(7,245)
Inventories	(14,576,567)
Accounts payable	467,601	29,135	(120,952)
Contract liabilities	538,827	247,305	236,466
Income taxes payable	(67,794)		2,551
Operating lease liabilities, related parties	(43,846)	(43,902)	(43,734)
Operating lease liabilities	(580,623)	(240,930)
Accrued expenses and other payables	(2,789,776)	192,265	30,699
Net cash (used in) provided by operating activities	(36,822,384)	(2,896,614)	63,808
Cash flows from investing activities:
Purchases of property and equipment	(3,511,920)	(258,860)	(6,535)
Prepayments for the acquisition of property and equipment and right-of-use assets	(913,046)
Deposits paid for investments		(443,646)
Decrease (increase) in loans receivable	6,233,423	(179,951)
Acquisition of a subsidiary	4,059,629
Disposal of a subsidiary	480,000
Acquisition of equity method investees	(1,161,142)
Investments in equity securities	(1,133,536)	(478,768)
Proceeds from disposal of investments in equity securities	2,265,457
Proceeds from disposal of property and equipment		22,465
Dividend income received	13,088
Net cash provided by (used in) investing activities	6,331,953	(1,338,760)	(6,535)
Cash flows from financing activities:
Payments of offering costs related to IPO			(108,470)
Proceeds from bank and other borrowings		128,370
Repayments of bank and other borrowings	(148,910)	(85,628)	(75,115)
Proceeds from the issuance of ordinary shares under private placements	187,741,800
Proceeds from the exercise of warrants	12,407,121
Proceeds from the exercise of share options	1,375,000
Repayments to related parties			(60,741)
Advances from related parties	751	113,070
Net cash provided by (used in) financing activities	201,375,762	155,812	(244,326)
Effect of exchange rate changes on cash	(37,587)	67,621	1,190
Net increase (decrease) in cash	170,847,744	(4,011,941)	(185,863)
Cash, beginning of period	17,206,993	7,244,941	558,386
Cash, end of period	188,054,737	3,233,000	372,523
Supplemental disclosure information:
Cash paid for interest	13,607	4,517	6,464
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations, related parties	170,021		168,500
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	$ 2,296,396	$ 976,769